FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009
Assets
Short-term investments			$ 7,895,000	$ 18,872,000	$ 25,829,000	$ 26,108,000	$ 42,288,000	$ 53,155,000	$ 84,081,000	$ 79,372,000	$ 68,912,000	$ 24,070,000	$ 8,127,000
Debt instruments
Fair Value	53,800,000	12,500,000			17,500,000				21,600,000				25,100,000
Carrying value of long-term debt	53,000,000	11,500,000			15,918,000				20,494,000				25,124,000
Assets and liabilities measured at fair value on a recurring basis | Level 1
Assets
Cash equivalents	115,214,000	171,300,000			266,842,000				129,756,000				178,893,000
Total assets measured at fair value	115,214,000	171,300,000			266,842,000				129,756,000				178,893,000
Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Current derivative assets	2,827,000	3,779,000			7,466,000				11,428,000				18,106,000
Non-current derivative assets	5,303,000	3,713,000
Total assets measured at fair value	8,130,000	7,492,000			33,295,000				95,509,000				26,233,000
Liabilities
Current derivative liabilities	6,809,000	6,839,000			7,522,000				3,193,000				17,933,000
Non-current derivative liabilities	7,170,000	6,498,000			6,164,000				4,748,000
Total liabilities measured at fair value	13,979,000	13,337,000			13,686,000				7,941,000				17,933,000
Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Cash equivalents	115,214,000	171,300,000			266,842,000				129,756,000				178,893,000
Current derivative assets	2,827,000	3,779,000			7,466,000				11,428,000				18,106,000
Non-current derivative assets	5,303,000	3,713,000
Total assets measured at fair value	123,344,000	178,792,000			300,137,000				225,265,000				205,126,000
Liabilities
Current derivative liabilities	6,809,000	6,839,000			7,522,000				3,193,000				17,933,000
Non-current derivative liabilities	7,170,000	6,498,000			6,164,000				4,748,000
Total liabilities measured at fair value	25,663,000	13,337,000			13,686,000				7,941,000				17,933,000
Short-term investments - tax exempt bonds | Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Short-term investments					25,829,000				48,081,000
Short-term investments - tax exempt bonds | Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Short-term investments					25,829,000				48,081,000
Short-term investments -U.S. government agency | Assets and liabilities measured at fair value on a recurring basis | Level 2
Assets
Short-term investments									36,000,000				8,127,000
Short-term investments -U.S. government agency | Assets and liabilities measured at fair value on a recurring basis | Total
Assets
Short-term investments									$ 36,000,000				$ 8,127,000